Schedule of Assets, Liabilities, Result of Operations and Cash Flows of VIEs and its Subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents	$ 10,514		¥ 122,801	¥ 240,351	¥ 74,648
Restricted cash	2,403		7,600		17,100
Short-term investments			26,402
Accounts receivable, net	10,362		117,409		73,570
Amount due from related parties			13,862		7,598
Prepayments and other current assets	19,427		158,811		137,933
Total current assets	49,155		481,825		348,996
Non-current assets
Property and equipment, net	71		5,013		504
Right-of-use assets	793		21,879		5,633
Intangible assets	7,091		62,649		50,344
Other non-current assets	94		2,902		666
Total non-current assets	9,073		99,711		64,415
Total assets	58,228		581,536		413,411
Current liabilities
Registered users’ loyalty payable	1,953		29,773		13,863
Advance from customers and deferred revenue	7,973		48,706		56,610
Salary and welfare payable	5,277		59,561		37,466
Tax payable	5,697		40,474		40,448
Lease liabilities, current	339		15,083		2,407
Accrued liabilities related to users’ loyalty programs	4,717		64,589		33,500
Accrued liabilities and other current liabilities	34,344		336,262		243,843
Total current liabilities	113,784		990,034		807,853
Lease liabilities, non-current	474		7,599		3,366
Total liabilities	389,818		2,757,840		2,767,669
Revenues:
Total revenues	105,011	¥ 745,557	1,083,045	4,339,603
Cost of revenues:
Total cost of revenues	(58,532)	(415,568)	(548,043)	(1,068,340)
Gross profit	46,430	329,644	520,438	3,167,977
Operating expenses:
Total operating expenses	49,459	351,145	900,765	4,467,298
Loss from Operations	(267)	(1,894)	(318,498)	(1,193,223)
Non-operating income/(expense)	(333)	(2,367)	(81,879)	27,637
Loss before income tax expense	(26,386)	(187,339)	(914,399)	(1,233,931)
Income tax benefit /(expense)	(285)	(2,026)	(1,048)	3,050
Equity in loss of an affiliate company			(1,416)	(3,195)
Net loss	(26,101)	(185,300)	(914,767)	(1,240,176)
Net cash used in operating activities	(9,253)	(65,700)	(443,797)	(279,122)
Net cash provided by investing activities	3,730	26,483	267,555	75,521
Net cash provided by financing activities			(20,000)	(66,094)
Cash, cash equivalents and restricted cash at the beginning of year	18,367	130,401	315,833	594,791
Cash, cash equivalents and restricted cash at the end of year	$ 12,917	91,706	130,401	315,833
Affiliated Entity [Member]
Current assets
Cash and cash equivalents			32,147		23,590
Restricted cash			7,384		17,008
Short-term investments			6,402
Accounts receivable, net			110,523		73,143
Amount due from subsidiaries of the Company			470,966		320,387
Amount due from related parties			48,284		45,182
Prepayments and other current assets			95,568		91,422
Total current assets			771,274		570,732
Non-current assets
Property and equipment, net			5,002		493
Right-of-use assets			21,879		5,633
Intangible assets			6,574		3,883
Other non-current assets			1,426		666
Total non-current assets			34,881		10,675
Total assets			806,155		581,407
Current liabilities
Accounts payable			330,550		349,993
Amount due to subsidiaries of the Company			5,644,725		5,560,180
Amount due to related parties					81
Registered users’ loyalty payable			29,773		13,863
Advance from customers and deferred revenue			11,963		12,351
Salary and welfare payable			28,048		15,784
Tax payable			29,584		36,588
Lease liabilities, current			15,083		2,407
Accrued liabilities related to users’ loyalty programs			64,589		33,489
Accrued liabilities and other current liabilities			301,713		220,104
Total current liabilities			6,456,028		6,244,840
Lease liabilities, non-current			7,599		3,366
Total liabilities			6,463,627		¥ 6,248,206
Revenues:
Total revenues		1,311,376	1,408,308	4,524,686
Cost of revenues:
Total cost of revenues		(937,291)	(822,373)	(886,660)
Gross profit		374,085	585,935	3,638,026
Operating expenses:
Total operating expenses		(388,728)	(956,562)	(5,019,250)
Other operating income		4,237	9,153	18,659
Loss from Operations		(10,406)	(361,474)	(1,362,565)
Non-operating income/(expense)		859	(9,311)	22,282
Loss before income tax expense		(9,547)	(370,785)	(1,340,283)
Income tax benefit /(expense)		412	(54)	(131)
Equity in loss of an affiliate company			(1,416)	(3,195)
Net loss		(9,135)	(372,255)	(1,343,609)
Net cash used in operating activities		(58,155)	(22,037)	(190,975)
Net cash provided by investing activities		59,222	28,625	63,047
Net cash provided by financing activities				84,471
Net (decrease)/ increase in cash and cash equivalents		1,067	6,588	(43,457)
Cash, cash equivalents and restricted cash at the beginning of year		39,531	32,943	76,400
Cash, cash equivalents and restricted cash at the end of year		40,598	39,531	32,943
Affiliated Entity [Member] | Third Party Revenues [Member]
Revenues:
Total revenues		673,730	828,341	4,336,388
Cost of revenues:
Total cost of revenues		(365,857)	(446,189)	(867,701)
Operating expenses:
Total operating expenses		(248,310)	(572,365)	(4,067,548)
Affiliated Entity [Member] | Intragroup Revenues [Member]
Revenues:
Total revenues		637,646	579,967	188,298
Cost of revenues:
Total cost of revenues		(571,434)	(376,184)	(18,959)
Operating expenses:
Total operating expenses		¥ (140,418)	¥ (384,197)	¥ (951,702)